Income Taxes - Schedule of Provision for Income Taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Income Tax Provision
Foreign	$ 133	$ 128
Current provision	133	128
Foreign	(18)	21
Deferred (benefit) provision	(18)	21
Provision for income taxes	$ 115	$ 149